DEBT - Golar Eskimo Vendor Loan and Eskimo SPV Loan Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 20, 2015	Jan. 31, 2015	Dec. 31, 2015	Nov. 30, 2015
Eskimo SPV Debt
Debt Instrument [Line Items]
Debt instrument term (in years)			2 years
Final balloon payment				$ 254,100
Golar Eskimo
Debt Instrument [Line Items]
Loan from Golar	$ 220,000
Golar | Golar Eskimo | Loans Payable
Debt Instrument [Line Items]
Loan from Golar		$ 220,000
Incentive fee, percentage of loan amount (up to)		1.00%
London Interbank Offered Rate (LIBOR) | Golar | Golar Eskimo | Loans Payable
Debt Instrument [Line Items]
Margin on LIBOR		2.84%